Average Annual Total Returns (Invesco Moderately Conservative Allocation Fund)	12 Months Ended
May 02, 2011
Return Before Taxes | Class Institutional, Invesco Moderately Conservative Allocation Fund
Average Annual Total Returns
Column	Institutional Class: Inception (04/29/05)
Label	Return Before Taxes
1 Year	9.57%
5 Years	3.30%
Since Inception	4.17%
Inception Date	Apr. 29, 2005
Return After Taxes on Distributions | Class Institutional, Invesco Moderately Conservative Allocation Fund
Average Annual Total Returns
Column	Institutional Class: Inception (04/29/05)
Label	Return After Taxes on Distributions
1 Year	8.48%
5 Years	1.92%
Since Inception	2.86%
Inception Date	Apr. 29, 2005
Return After Taxes on Distributions and Sale of Fund Shares | Class Institutional, Invesco Moderately Conservative Allocation Fund
Average Annual Total Returns
Column	Institutional Class: Inception (04/29/05)
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	6.27%
5 Years	2.08%
Since Inception	2.87%
Inception Date	Apr. 29, 2005
S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	15.08%
5 Years	2.29%
Since Inception	3.63%
Inception Date	Apr. 30, 2005
Custom Moderately Conservative Allocation Index (post-9/30/10)
Average Annual Total Returns
Label	Custom Moderately Conservative Allocation Index (post-9/30/10):
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	9.85%
5 Years	4.84%
Since Inception	5.33%
Inception Date	Apr. 30, 2005
Custom Moderately Conservative Allocation Index (pre-9/30/10)
Average Annual Total Returns
Label	Custom Moderately Conservative Allocation Index (pre-9/30/10):
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	11.13%
5 Years	5.08%
Since Inception	5.55%
Inception Date	Apr. 30, 2005
Lipper Mixed-Asset Target Allocation Conservative Funds Index
Average Annual Total Returns
Label	Lipper Mixed-Asset Target Allocation Conservative Funds Index:
1 Year	9.99%
5 Years	4.93%
Since Inception	5.37%
Inception Date	Apr. 30, 2005